Share-based Awards	3 Months Ended
Mar. 31, 2013
Share-based Awards
7. Share-based Awards

Share Options

On July 21, 2008 the Company adopted the Employee Share Option Plan 2008 (the “2008 Employee Plan”) pursuant to which the Compensation and Organization Committee of the Company’s Board of Directors may grant options to any employee, or any director holding a salaried office or employment with the Company or a Subsidiary for the purchase of ordinary shares. On the same date, the Company also adopted the Consultants Share Option Plan 2008 (the “2008 Consultants Plan”), pursuant to which the Compensation and Organization Committee of the Company’s Board of Directors may grant options to any consultant, adviser or non-executive director retained by the Company or any Subsidiary for the purchase of ordinary shares.

Each option granted under the 2008 Employee Plan or the 2008 Consultants Plan (together the “2008 Option Plans”) will be an employee stock option, or NSO, as described in Section 422 or 423 of the Internal Revenue Code. Each grant of an option under the 2008 Options Plans will be evidenced by a Stock Option Agreement between the optionee and the Company. The exercise price will be specified in each Stock Option Agreement, however option prices will not be less than 100% of the fair market value of an ordinary share on the date the option is granted.

An aggregate of 6.0 million ordinary shares have been reserved under the 2008 Employee Plan, as reduced by any shares issued or to be issued pursuant to options granted under the 2008 Consultants Plan, under which a limit of 400,000 shares applies.  Further, the maximum number of ordinary shares with respect to which options may be granted under the 2008 Employee Option Plan, during any calendar year to any employee shall be 400,000 ordinary shares.  There is no individual limit under the 2008 Consultants Plan.   No options may be granted under the 2008 Option Plans after July 21, 2018.

On January 17, 2003 the Company adopted the Share Option Plan 2003 (the “2003 Share Option Plan”) pursuant to which the Compensation and Organization Committee of the Board could grant options to officers and other employees of the Company or its subsidiaries for the purchase of ordinary shares.  An aggregate of 6.0 million ordinary shares were reserved under the 2003 Share Option Plan; and, in no event could the number of ordinary shares  issued pursuant to options awarded under this plan exceed 10% of the outstanding shares, as defined in the 2003 Share Option Plan, at the time of the grant, unless the Board expressly determined otherwise. Further, the maximum number of ordinary shares with respect to which options could be granted under the 2003 Share Option Plan during any calendar year to any employee was 400,000 ordinary shares.  The 2003 Share Option Plan expired on January 17, 2013.  No new options may be granted under this plan.

Share option awards are granted with an exercise price equal to the market price of the Company’s shares at date of grant.  Share options typically vest over a period of five years from date of grant and expire eight years from date of grant.  The maximum contractual term of options outstanding at March 31, 2013 is eight years.

The following table summarizes option activity for the three months ended March 31, 2013:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Fair Value	Weighted Average Remaining Contractual Life

Outstanding at December 31, 2012	4,350,631	$23.01	$9.17

Granted	12,450	$31.49	$11.76
Exercised	(256,255)	$18.97	$7.71
Forfeited	(167,041)	$24.78	$9.80

Outstanding at March 31, 2013	3,939,785	$23.22	$9.25	4.52

Exercisable at March 31, 2013	2,390,668	$24.32	$9.21	3.40

The Company has granted options with fair values ranging from $3.68 to $13.93 per option or a weighted average fair value of $8.71 per option. The Company issues ordinary shares for all options exercised. The total amount of fully vested share options which remained outstanding at March 31, 2013, was 2,390,668. Fully vested share options at March 31, 2013 have an average remaining contractual term of 3.4 years, an average exercise price of $24.32 and a total intrinsic value of $21.4 million. The total intrinsic value of options exercised during the three months ended March 31, 2013, was $3.5 million (March 31, 2012: $0.8 million).

The following table summarizes the movement in non-vested share options for the three months ended March 31, 2013:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Fair Value

Non vested outstanding at December 31, 2012	2,094,533	$22.43	$9.17

Granted	12,450	$31.49	$11.76
Vested	(455,900)	$25.59	$9.90
Forfeited	(101,966)	$23.34	$8.95

Non vested outstanding at March 31, 2013	1,549,117	$21.51	$8.95

Fair value of Stock Options Assumptions

The weighted average fair value of options granted during the periods ended March 31, 2013 and March 31, 2012 was calculated using the Black-Scholes option pricing model.  The weighted average fair values and assumptions used were as follows:

	Three Months Ended
	March 31,	March 31,
	2013	2012

Weighted average fair value	$11.76	$8.20

Assumptions:
Expected volatility	42%	45%
Dividend yield	0%	0%
Risk-free interest rate	0.76%	0.86%
Expected life	5 years	5 years

Expected volatility is based on the historical volatility of our common stock over a period equal to the expected term of the options; the expected life represents the weighted average period of time that options granted are expected to be outstanding given consideration to vesting schedules and our historical experience of past vesting and termination patterns. The risk-free rate is based on the U.S. government zero-coupon bonds yield curve in effect at time of the grant for periods corresponding with the expected life of the option.

Restricted Share Units

On July 21, 2008 the Company adopted the 2008 Employees Restricted Share Unit Plan (the “2008 RSU Plan”) pursuant to which the Compensation and Organization Committee of the Company’s Board of Directors may select any employee, or any director holding a salaried office or employment with the Company, or a Subsidiary to receive an award under the plan.  An aggregate of 1.0 million ordinary shares have been reserved for issuance under the 2008 RSU Plan.

On April 23, 2013 the Company adopted the 2013 Employees Restricted Share Unit Plan (the “2013 RSU Plan”) pursuant to which the Compensation and Organization Committee of the Company’s Board of Directors may select any employee, or any director holding a salaried office or employment with the Company, or a Subsidiary to receive an award under the plan.  An aggregate of 1.6 million ordinary shares have been reserved for issuance under the 2013 RSU Plan.

The Company has awarded RSU’s to certain key executives of the Group. The following table summarizes RSU activity for the three months ended March 31, 2013:

	RSU Outstanding Number of Shares	Weighted Average Fair Value	Weighted Average Remaining Contractual Life

Outstanding at December 31, 2012	496,000	$20.26

Granted	18,450	$31.49
Ordinary shares issued	-	-
Forfeited	-	-

Outstanding at March 31, 2013	514,450	$20.66	1.76

The fair value of RSU’s vested for the three months ended March 31, 2013 totalled $0.0 million (2012: $0.0 million).

Non-cash stock compensation expense

Non-cash stock compensation expense for the three months ended March 31, 2013 has been allocated as follows:

	Three Months Ended
	March 31,	March 31,
	2013	2012
	(In thousands)
Direct costs	$1,319	$1,340
Selling, general and administrative	1,075	1,091

	$2,394	$2,431

Total non-cash stock compensation expense not yet recognized at March 31, 2013 amounted to $17.9 million.  The weighted average period over which this is expected to be recognized is 3.0 years.  Total tax benefit recognized in additional paid in capital related to the non-cash compensation expense amounted to $0.3 million for the three months ended March 31, 2013 (March 31, 2012: $0.4 million).